Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.52%♣
Consumer Discretionary — 9.32%
Academy Sports & Outdoors	122,771	$ 6,141,005
Acushnet Holdings	168,300	13,209,867
Boyd Gaming	186,800	16,148,860
Choice Hotels International	72,450	7,745,630
Columbia Sportswear	107,800	5,637,940
Group 1 Automotive	53,400	23,363,034
KB Home	255,050	16,231,382
M/I Homes †	99,100	14,314,004
Meritage Homes	246,400	17,846,752
Patrick Industries	129,650	13,409,699
Steven Madden	418,450	14,009,706
Texas Roadhouse	57,800	9,603,470
		157,661,349
Consumer Staples — 1.60%
J & J Snack Foods	100,650	9,671,459
Performance Food Group †	167,903	17,468,628
		27,140,087
Energy — 6.14%
Gulfport Energy †	97,450	17,636,501
International Seaways	287,550	13,250,304
Kinetik Holdings	383,400	16,386,516
Kodiak Gas Services	442,700	16,366,619
Liberty Energy	439,200	5,419,728
Magnolia Oil & Gas Class A	604,850	14,437,769
Matador Resources	303,920	13,655,126
Noble	239,200	6,764,576
		103,917,139
Financials — 29.40%
Amalgamated Financial	276,150	7,497,473
Assurant	87,150	18,876,690
Axis Capital Holdings	322,050	30,852,390
Bank of NT Butterfield & Son	401,050	17,213,066
Bread Financial Holdings	232,100	12,944,217
Cadence Bank	543,150	20,389,851
Columbia Banking System	1,077,183	27,726,690
East West Bancorp	116,766	12,429,741
Eastern Bankshares	760,500	13,803,075
Essent Group	355,100	22,570,156
First Financial Bancorp	962,250	24,296,812
FNB	1,948,250	31,386,307
Hancock Whitney	533,150	33,380,521
Hanover Insurance Group	130,950	23,784,449
Hope Bancorp	1,422,870	15,324,310
Merchants Bancorp	276,050	8,778,390
Old National Bancorp	1,269,600	27,867,720
P10 Class A	811,440	8,828,467
Selective Insurance Group	142,840	11,580,039
Stewart Information Services	142,250	10,429,770
Stifel Financial	246,450	27,964,681
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Valley National Bancorp	2,755,050	$ 29,203,530
Voya Financial	185,000	13,838,000
Webster Financial	551,633	32,789,066
WesBanco	427,100	13,637,303
		497,392,714
Healthcare — 2.47%
ICU Medical †	89,000	10,676,440
Integer Holdings †	146,850	15,174,010
Merit Medical Systems †	110,050	9,159,462
Prestige Consumer Healthcare †	107,150	6,686,160
		41,696,072
Industrials — 19.89%
CACI International Class A †	51,200	25,537,536
Centuri Holdings †	575,995	12,193,814
Everus Construction Group †	121,325	10,403,619
Gates Industrial †	649,600	16,123,072
Griffon	236,900	18,039,935
Herc Holdings	124,500	14,524,170
Huron Consulting Group †	88,550	12,996,483
ITT	156,380	27,954,489
KBR	331,225	15,663,630
Kirby †	102,750	8,574,487
Leonardo DRS	268,850	12,205,790
MasTec †	154,996	32,984,699
NEXTracker Class A †	242,332	17,930,145
Regal Rexnord	99,790	14,313,878
Saia †	20,250	6,062,040
Terex	415,950	21,338,235
Timken	231,900	17,434,242
UniFirst	63,482	10,613,556
Werner Enterprises	448,150	11,795,308
WESCO International	71,850	15,196,275
Zurn Elkay Water Solutions	307,900	14,480,537
		336,365,940
Information Technology — 8.63%
ACI Worldwide †	326,800	17,245,236
Allegro MicroSystems †	633,250	18,490,900
Belden	160,015	19,245,004
Diodes †	236,150	12,565,542
Flex †	141,316	8,192,089
N-able †	1,076,665	8,397,987
RingCentral Class A †	444,700	12,602,798
TD SYNNEX	131,150	21,475,812
TTM Technologies †	482,212	27,775,411
		145,990,779
Materials — 5.49%
Ashland	156,450	7,495,520
NQ-F2 [0925] 1125 (4967853)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Small Cap Value Series
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials (continued)
Avient	397,300	$ 13,091,035
Constellium †	621,450	9,247,176
HB Fuller	206,050	12,214,644
Huntsman	454,771	4,083,844
Knife River †	124,100	9,539,567
Louisiana-Pacific	210,616	18,711,125
Ryerson Holding	290,992	6,652,077
Silgan Holdings	273,850	11,778,288
		92,813,276
Real Estate — 9.16%
Agree Realty	293,000	20,814,720
Apple Hospitality REIT	1,330,850	15,983,508
Centerspace	191,900	11,302,910
Independence Realty Trust	1,137,420	18,642,314
Kite Realty Group Trust	849,473	18,943,248
LXP Industrial Trust	2,284,550	20,469,568
National Health Investors	285,000	22,657,500
Newmark Group Class A	816,809	15,233,488
Plymouth Industrial REIT	486,900	10,872,477
		154,919,733
Utilities — 5.42%
Black Hills	262,660	16,177,229
MDU Resources Group	958,800	17,076,228
New Jersey Resources	254,400	12,249,360
OGE Energy	528,600	24,458,322
Southwest Gas Holdings	277,950	21,774,603
		91,735,742
Total Common Stocks (cost $1,187,066,572)		1,649,632,831

Short-Term Investments — 2.54%
Money Market Mutual Funds — 2.54%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	10,738,865	10,738,865
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	10,738,866	$ 10,738,866
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	10,738,866	10,738,866
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	10,738,866	10,738,866
Total Short-Term Investments (cost $42,955,463)		42,955,463

Total Value of Securities—100.06% (cost $1,230,022,035)		1,692,588,294
Liabilities Net of Receivables and Other Assets—(0.06%)		(992,845)
Net Assets Applicable to 43,624,298 Shares Outstanding—100.00%		$1,691,595,449
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust

2    NQ-F2 [0925] 1125 (4967853)